PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Pledged deposits	$ 70		$ 583
Prepayments Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	192,962	$ 112,656
Other receivables	1,167	780
Lease receivables	63	568
VAT recoverable	7,139	4,597
Prepayments	17,592	12,374
Pledged deposits	70	70
Total	$ 218,993	$ 131,045